UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors Cash Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 26.2%
Federal Home Loan Bank:
4.95%, 3/16/2007	7,000,000	6,994,161
5.5%, 10/2/2007	3,775,000	3,775,000
Federal Home Loan Mortgage Corp.:
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
5.235%*, 7/6/2007	30,000,000	29,994,013

5.25%, 5/4/2007	4,000,000	4,000,000
5.325%, 5/3/2007	6,000,000	6,000,000
Federal National Mortgage Association, 5.203% *, 12/28/2007	40,000,000	39,978,873

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $100,742,047)		100,742,047
Repurchase Agreements 73.4%
Banc of America Securities LLC, 5.28%, dated 11/10/2006, to be repurchased at $80,657,067 on 1/5/2007 (a)	80,000,000	80,000,000
BNP Paribas, 5.29%, dated 11/7/2006, to be repurchased at $37,489,325 on 2/5/2007 (b)	37,000,000	37,000,000
BNP Paribas, 5.31%, dated 12/29/2006, to be repurchased at $45,033,188 on 1/3/2007 (c)	45,000,000	45,000,000
Credit Suisse First Boston LLC, 5.28%, dated 10/3/2006, to be repurchased at $20,275,733 on 1/5/2007 (d)	20,000,000	20,000,000
JPMorgan Securities, Inc., 5.33%, dated 12/29/2006, to be repurchased at $5,002,961 on 1/2/2007 (e)	5,000,000	5,000,000
State Street Bank and Trust Co., 4.4%, dated 12/29/2006, to be repurchased at $990,484 on 1/2/2007 (f)	990,000	990,000
The Bear Stearns Companies, Inc., 5.32%, dated 12/29/2006, to be repurchased at $75,055,417 on 1/3/2007 (g)	75,000,000	75,000,000
The Goldman Sachs & Co., 5.28%, dated 10/3/2006, to be repurchased at $20,272,800 on 1/4/2007 (h)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $282,990,000)		282,990,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 383,732,047)	99.6	383,732,047
Other Assets and Liabilities, Net	0.4	1,693,069

Net Assets	100.0	385,425,116

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

(a)		Collateralized by $84,016,406 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035 with a value of $81,600,001.
(b)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
15,712,699	Federal Home Loan Mortgage Corp.	5.5	10/1/2021	15,768,444
22,114,887	Federal National Mortgage Association	5.5	8/1/2035	21,971,556
Total Collateral Value				37,740,000

(c)	Collateralized by $45,973,829 Federal National Mortgage Association, 5.218%, maturing on 8/1/2035 with a value of $45,900,000.
(d)	Collateralized by $20,747,155 Federal National Mortgage Association, with various coupon rates from 3.95-4.319%, maturing on 7/1/2033 with value of $20,401,856.
(e)	Collateralized by $5,190,000 Government National Mortgage Association, 5.146%, maturing on 12/16/2040 with a value of $5,101,772.
(f)	Collateralized by $1,010,000 US Treasury Note, 5.0%., maturing on 7/31/2008 with a value of $1,012,525.
(g)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
47,312,000	Federal National Mortgage Association	5.5	6/25/2032	47,164,990

30,240,000	Government National Mortgage Association	4.913	12/16/2040	29,338,529
Total Collateral Value				76,503,519

(h)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
3,032,004	Federal Home Loan Mortgage Corp.	ZeroCoupon-6.825	2/15/2021-9/15/2036	3,106,805
572,598,602	Federal Home Loan Mortgage Corp.- Interest Only	ZeroCoupon-4.48	1/15/2016-1/15/2033	17,293,195
Total Collateral Value				20,400,000

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007